Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000024648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	4.24%	5.06%	5.42%
C000024650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	7.14%	5.15%	5.23%
C000024651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	6.96%	5.80%	5.77%
C000130424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000114947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000024648
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%	6.03%	5.91%
Without Sales Load [Member] | C000024650
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	5.15%	5.23%
Without Sales Load [Member] | C000024651
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	6.00%	5.88%
Without Sales Load [Member] | C000130424
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	5.92%	5.74%
Without Sales Load [Member] | C000114947
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	6.29%	6.17%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.20%	6.88%	6.91%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Category Average
Average Annual Return, Percent	8.57%	4.96%	5.44%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.20%	6.88%	6.91%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Category Average
Average Annual Return, Percent	8.57%	4.96%	5.44%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.20%	6.88%	6.91%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Category Average
Average Annual Return, Percent	8.57%	4.96%	5.44%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.20%	6.88%	6.91%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Category Average
Average Annual Return, Percent	8.57%	4.96%	5.44%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.03%	0.14%	2.39%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.20%	6.88%	6.91%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Category Average
Average Annual Return, Percent	8.57%	4.96%	5.44%